CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans receivable, allowance for loan losses (in dollars)	$ 8,246,957	$ 7,655,041
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized	15,000,000	15,000,000
Common stock, issued	3,052,416	3,026,557
Preferred Stock, Senior Non-Cumulative Perpetual, Series C
Preferred Stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock, authorized	20,000	20,000
Preferred Stock, issued	20,000	20,000